SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of the outstanding share options under the MRP SIP Retirement Arrangements at modification date were estimated using the following weighted average assumptions as follows:

Expected dividend yield	—
Expected stock price volatility	45.00%
Risk-free interest rate	5.81%
Expected term (years)	5.7

Impact of Share Options and Restricted Shares
The share-based compensation cost for the Company was recognized as follows:

	Year Ended December 31,
	2019	2018	2017
Share-based compensation cost:
2011 Share Incentive Plan	$28,466	$25,284	$16,789
MRP Share Incentive Plan	1,113	(141)	516
Melco International Share Incentive Plan	2,218	—	—

Total share-based compensation expenses recognized in general and administrative expenses	$31,797	$25,143	$17,305

2006 Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the 2006 Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2019	2,289,468	$1.64
Exercised	(138,036)	0.32

Outstanding as of December 31, 2019	2,151,432	$1.72	1.21	$13,631

Fully vested and exercisable as of December 31, 2019	2,151,432	$1.72	1.21	$13,631

The following information is provided for share options under the 2006 Share Incentive Plan:

	Year Ended December 31,
	2019	2018	2017
Proceeds from the exercise of share options	$44	$1,195	$2,192

Intrinsic value of share options exercised	$920	$37,239	$18,004

2011 Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2019	17,034,960	$6.72
Granted	4,320,498	8.14
Exercised	(528,219)	5.30
Forfeited or expired	(1,050,261)	7.70

Outstanding as of December 31, 2019	19,776,978	$7.01	7.20	$27,896

Fully vested and expected to vest as of December 31, 2019	19,776,978	$7.01	7.20	$27,896

Exercisable as of December 31, 2019	6,577,455	$5.15	5.07	$19,127

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2019	2018	2017
Weighted average grant date fair value	$2.59	$3.09	$2.45

Proceeds from the exercise of share options	$2,798	$3,823	$2,195

Intrinsic value of share options exercised	$1,201	$3,744	$1,246

Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of share options granted under the 2011 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions as follows:

	Year Ended December 31,
	2019	2018	2017
Expected dividend yield	2.75%	2.04%	2.00%
Expected stock price volatility	41.81%	40.17%	47.94%
Risk-free interest rate	2.34%	2.62%	2.09%
Expected term (years)	5.6	5.56	6.1

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	5,239,074	$7.30
Granted	3,681,477	8.14
Vested	(1,438,533)	6.13
Forfeited	(376,842)	7.82

Unvested as of December 31, 2019	7,105,176	$7.94

The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2019	2018	2017
Weighted average grant date fair value	$8.14	$9.50	$6.30

Grant date fair value of restricted shares vested	$8,825	$13,952	$9,236

MRP Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the MRP Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Equity-settled
Outstanding as of January 1, 2019	17,035,505	$0.12
Forfeited or expired	(1,064,332)	0.16
Modified to cash-settled	(15,971,173)	0.12

Outstanding as of December 31, 2019	—	$—	—	$—

Fully vested and expected to vest as of December 31, 2019	—	$—	—	$—

Exercisable as of December 31, 2019	—	$—	—	$—

	Number of share Options	Weighted Average Remaining Contractual Term
Cash-settled
Outstanding as of January 1, 2019	—
Modified from equity -settled	15,971,173
Vested	(8,587,765)
Outstanding as of December 31, 2019	7,383,408	7.77

The following information is provided for share options under the MRP Share Incentive Plan:

	Year Ended December 31,
	2019	2018	2017
Weighted average grant date fair value	$—	$0.07	$0.08

Proceeds from the exercise of share options	$—	$—	$173

Intrinsic value of share options exercised	$—	$—	$6

A summary of the restricted shares activity under the MRP Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Equity-settled
Unvested as of January 1, 2019	29,444,660	$0.11
Forfeited	(376,236)	0.11
Modified to cash-settled	(29,068,424)	0.11

Unvested as of December 31, 2019	—	$—

Cash-settled
Unvested as of January 1, 2019	—	$—
Modified from equity -settled	29,068,424	0.11
Vested	(20,816,777)	0.10
Forfeited	(15,961)	0.09

Unvested as of December 31, 2019	8,235,686	$0.16

The following information is provided for restricted shares under the MRP Share Incentive Plan:

	Year Ended December 31,
	2019	2018	2017
Weighted average grant date fair value	$—	$0.14	$0.16

Grant date fair value of restricted shares vested	$2,026	$1,747	$454

Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair values of share options granted under the MRP Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions as follows:

	Year Ended December 31,
	2018	2017
Expected dividend yield	—	—
Expected stock price volatility	45.00%	45.00%
Risk-free interest rate	5.69%	4.47%
Expected term (years)	5.6	5.9

Melco International Share Incentive Plan [Member]
Summary of Share Options Activity
A summary of the share options activity under the Melco International Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2019	—	$—
Granted	14,200,000	2.43

Outstanding as of December 31, 2019	14,200,000	$2.43	9.69	$5,360

Fully vested and expected to vest as of December 31, 2019	14,200,000	$2.43	9.69	$5,360

Exercisable as of December 31, 2019	—	$—	—	$—

Summary of Assumptions Used to Estimate Fair Values of Stock Options
The fair value of share options granted under the Melco International Share Incentive Plan was estimated on the date of grant using the following weighted average assumptions as follows:

Year Ended December 31, 2019
Expected dividend yield	0.40%
Expected stock price volatility	43.33%
Risk-free interest rate	1.17%
Expected term (years)	4.9

Summary of Restricted Shares Activity
A summary of the restricted shares activity under the Melco International Share Incentive Plan for the year ended December 31, 2019, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	—	$—
Granted	4,879,000	2.43

Unvested as of December 31, 2019	4,879,000	$2.43